NONCONTROLLING INTEREST (Tables)	12 Months Ended
Jun. 30, 2022
NONCONTROLLING INTEREST (Tables)
Schedule of stock options activity
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 30, 2021	-	$-
Granted	21,250,000	0.12
Exercised	-	-
Canceled	-	-
Outstanding at June 30, 2022	21,250,000	$0.12	2.1	$-
Exercisable at June 30, 2022	9,375,000	$0.12	2.1	$-

Schedule of Black-Scholes process
Quoted market price on valuation date	$0.169 - $0.23
Exercise prices	$0.12
Range of expected term	1.55 Years – 2.49 Years
Range of market volatility:
Range of equivalent volatility	215.12% - 275.73%
Range of interest rates	0.20% - 0.47%

Schedule of stock warrants activity
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at June 30, 2021	8,848,333	$0.03	0.94	-
Granted	50,968,828	0.1187	4.6	-
Exercised	(4,305,000)	-
Canceled	-	-
Outstanding at June 30, 2022	55,512,161	$0.111	4.0	$-
Vested and expected to vest at June 30, 2022	55,512,161	$0.111	4.0	$-
Exercisable at June 30, 2022	55,512,161	$0.111	4.0	$-